Share-Based Payments	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
23.
SHARE-BASED PAYMENTS

On July 19, 2016, the shareholders of the Company approved the adoption of the 2016 equity incentive plans (the "2016 Plan") for the purpose to secure and retain employees, directors and consultants of the Company (the "Eligible Persons"), provide incentives for them to exert maximum efforts for the success of the Company and any affiliate and provide means by which the Eligible Persons may benefit from increases in value of the ordinary shares of the Company.

The 2016 Plan provides for the grant of the following types of share awards: (i) restricted share awards, (ii) share options, (iii) share appreciation rights, (iv) restricted share unit awards, and (v) other share awards. The overall limit on the number of underlying shares which may be delivered pursuant to all awards granted under the 2016 Plan is 337,225,866 ordinary shares of the Company as of December 31, 2022, subject to any adjustments for other dilutive issuances.

In connection with the Business Combination, immediately prior to the closing, the Board terminated the 2016 Equity Incentive Plan, and the Board adopted the Apollomics Inc. 2023 Incentive Award Plan (the “Incentive Plan”), which became effective as of the closing, and 8,679,583 ordinary shares have been reserved for issuance. The Company expects to use equity-based awards to promote the Company’s interest by providing its executives with the opportunity to acquire equity interests as an incentive for their remaining in the Company’s service and aligning their interests with those of the Company’s equity holders. The 2023 Incentive Plan allows the Company to make equity and equity-based incentive awards to officers, employees, non-employee directors and the Company’s consultants and affiliates. The Company’s Board anticipates that providing such persons with a direct stake in the Company will assure a closer alignment of the interests of such individuals with the Company’s interests and the interests of its shareholders, thereby stimulating their efforts on the Company’s behalf and strengthening their desire to remain with the Company and its affiliates.

During the six months ended June 30, 2022 and 2023, the Company had issued restricted share awards and share options to the Eligible Persons and no share appreciation rights, restricted share unit awards or other share awards were granted under the 2016 Plan by the Company.

Restricted share awards

All the restricted shares shall be subject to repurchase at the option by the Company at the subscription price paid by Eligible Persons upon voluntary or involuntary termination of his employment with the Company (the "Repurchase Option").

The Repurchase Option shall be exercised by the Company and/or the designees of the Company as to the number of unreleased shares, within sixty days after the termination of his employment with the Company giving written notice to Eligible Persons.

The aforesaid arrangement has been accounted for as share-based payment transactions. Accordingly, the Group measured the fair value of the unvested restricted shares as of the grant date and is recognizing the amount as compensation expense over the vesting period for each separately vesting portion of the unvested restricted shares.

The subscription price received by the Group in relation to the unvested restricted shares that are subject to the Repurchase Option held by the Company have been recognized as financial liabilities arising from unvested restricted shares as disclosed in Note 20.

The total expense recognized in the consolidated statements of profit or loss and other comprehensive loss for the restricted shares granted are approximately US$36 thousand and US$39 thousand, for the six months ended June 30, 2022 and 2023, respectively.

The following table summarized the Group's restricted shares movement during the six months ended June 30, 2022 and 2023:

	2023	2022
	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding as of January 1,	496,752	1,009,724
Vested	(496,752)	(512,972)
Outstanding as of June 30,	—	496,752

The range of subscription price for the restricted shares is US$0.003 to US$0.01 per share. The time-based restricted shares shall be entirely vested ratably on a monthly basis over 48-months vesting period or with 25% be vested on the first anniversary of the vesting inception date and remaining portion vested ratably on a monthly basis over 36-months vesting period. The milestone-based restricted shares will be vested upon achievement of specified performance conditions. The expected vesting period is estimated by the management of the Company based on the most likely outcome of each of the performance condition.

Share options

The following table discloses movements of the Company's share options under the 2016 Plan held by grantees during the six months ended June 30, 2022 and 2023:

	2023		2022
	Number of	Weighted-average	Number of	Weighted-average
	Options	exercise price	Options	exercise price
		US$		US$
Outstanding at January 1,	135,979,705	0.217	155,059,183	0.203
Granted	42,127,240	0.718	2,250,000	0.310
Exercised	(661,875)	0.125	(6,973,958)	0.022
Forfeited	(143,750)	0.218	(15,568,541)	0.222
Outstanding at June 30,	177,301,320	0.337	134,766,684	0.212
Outstanding at June 30, 2023 as converted	12,708,781
Exercisable at the end of the period	92,731,191		58,381,043
Exerciseable at the end of June 30, 2023 as converted	6,646,879

No share options granted in the above table under the 2016 Plan will be exercisable after the expiration of 10 years from the date of its grant.

In July 2016, the Apollomics Board adopted, and our shareholders approved the 2016 Plan. The 2016 Plan has not been amended since its adoption in July 2016. No further awards will be made under the 2016 Plan; however, awards outstanding under the 2016 Plan will continue to be governed by their existing terms. As of June 30, 2023 there were 6,646,879 options exercisable after applying the exchange ratio under the 2016 Plan.

The share options outstanding as of June 30, 2022 and 2023 had a weighted average remaining contractual life of 7.8 years and 7.07 years, respectively. During the six months ended June 30, 2022 and 2023, the weighted average fair value of the share options granted is US$0.1517 per share and US$0.5334 per share, respectively.

The time-based share options will be vested ratably on a monthly basis over range of 24-months to 48-months vesting period or with 25% or 50% be vested on the first anniversary of the vesting inception date and remaining portion vested ratably on a monthly basis over range of 12-months to 36-months vesting period. The milestone-based share options will be vested upon achievement of specified performance conditions. The expected vesting period is estimated by the management of the Company based on the most likely outcome of each of the performance condition. As of June 30, 2022 and 2023 there were US$0 and US$69 thousand, respectively, of the remaining unvested early exercised time-based share options that had been early exercised by Dr. Yu and subject to the Repurchase Option.

In connection with the Business Combination, immediately prior to the closing, the Board terminated the 2016 Equity Incentive Plan, and the Board adopted the Apollomics Inc. The 2023 Equity Incentive Plan, which became effective as of the closing. The outstanding options in the 2016 Plan showing at June 30, 2023 of 177,301,320 have been exchanged using the exchange ratio of 0.071679 resulting in 12,708,781 options in the 2023 Incentive Plan.

OPM model was used to determine the fair value of the option granted. The key inputs for the share options granted during the periods were as follows:

	For the six months ended June 30,
	2023	2022
Grant date option fair value per share	US$0.502	US$0.152
Exercise price	US$0.717	US$0.310
Expected volatility (note i)	73%	75%
Expected life	6.078 years	6.078 years
Risk-free rate	3.98%	3.03%
Expected dividend yield	0%	0%

Note i: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

The total expense recognized in the unaudited condensed consolidated statements of loss and other comprehensive income for share options granted under the 2016 Plan are approximately US$2.0 million and US$5.3 million for the six months ended June 30, 2022 and 2023, respectively.